T. ROWE PRICE Global Real Estate Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.8%
Common Stocks 2.8%
Goodman Group  136,641 1,381
Scentre Group  521,769 852
Total Australia (Cost
$2,193
)
2,233
BELGIUM 2.0%
Common Stocks 2.0%
Shurgard Self Storage  17,705 720
Warehouses De Pauw  37,979 933
Total Belgium (Cost
$1,920
)
1,653
CANADA 2.9%
Common Stocks 2.9%
Canadian Apartment Properties REIT  12,696 387
Summit Industrial Income REIT  160,302 1,985
Total Canada (Cost
$1,416
)
2,372
CHINA 1.2%
Common Stocks 1.2%
China Resources Mixc Lifestyle Services (HKD)  167,400 639
H World Group (HKD)  91,070 310
Total China (Cost
$1,076
)
949
FINLAND 1.5%
Common Stocks 1.5%
Kojamo  94,350 1,215
Total Finland (Cost
$1,190
)
1,215
FRANCE 0.4%
Common Stocks 0.4%
Gecina  4,402 345
Total France (Cost
$396
)
345
HONG KONG 5.0%
Common Stocks 5.0%
Hongkong Land Holdings (USD)  337,600 1,484
T. ROWE PRICE Global Real Estate Fund

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
Sun Hung Kai Properties  107,000 1,181
Wharf Real Estate Investment  306,000 1,387
Total Hong Kong (Cost
$4,129
)
4,052
JAPAN 10.3%
Common Stocks 10.3%
Daiwa Office Investment  202 940
Hoshino Resorts REIT  106 492
Industrial & Infrastructure Fund Investment  1,053 1,193
Katitas  28,300 630
Kyoritsu Maintenance  23,900 988
Mitsui Fudosan  120,100 2,288
Mitsui Fudosan Logistics Park  198 678
Tokyo Tatemono  76,700 1,091
Total Japan (Cost
$8,499
)
8,300
SINGAPORE 3.3%
Common Stocks 3.3%
CapitaLand Integrated Commercial Trust  593,000 789
Digital Core REIT Management (USD)  1,622,900 1,130
Lendlease Global Commercial REIT  1,452,897 770
Total Singapore (Cost
$3,415
)
2,689
SPAIN 1.1%
Common Stocks 1.1%
Cellnex Telecom  29,319 904
Total Spain (Cost
$1,288
)
904
SWEDEN 0.4%
Common Stocks 0.4%
Fabege  43,442 295
Total Sweden (Cost
$500
)
295
UNITED KINGDOM 4.8%
Common Stocks 4.8%
Big Yellow Group  40,735 482
Derwent London  30,123 680
Great Portland Estates  137,815 672
InterContinental Hotels Group  11,845 571
Persimmon  35,401 484

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
UNITE Group  103,475 982
Total United Kingdom (Cost
$4,820
)
3,871
UNITED STATES 61.1%
Common Stocks 61.1%
Acadia Realty Trust, REIT  72,365 913
Alexandria Real Estate Equities, REIT  14,767 2,070
American Homes 4 Rent, Class A, REIT  61,693 2,024
Apartment Income REIT, REIT  16,735 646
Apple Hospitality REIT, REIT  71,307 1,003
AvalonBay Communities, REIT  15,341 2,826
Camden Property Trust, REIT  10,088 1,205
CubeSmart, REIT  55,081 2,207
Douglas Emmett, REIT  25,627 460
Equinix, REIT  7,895 4,491
Equity LifeStyle Properties, REIT  33,213 2,087
Equity Residential, REIT  38,120 2,562
Essex Property Trust, REIT  6,474 1,568
Hilton Worldwide Holdings  10,597 1,278
Kilroy Realty, REIT  11,376 479
Marriott International, Class A  7,572 1,061
Pebblebrook Hotel Trust, REIT  48,300 701
Prologis, REIT  49,352 5,014
Public Storage, REIT  13,638 3,993
Regency Centers, REIT  30,775 1,657
Rexford Industrial Realty, REIT  33,687 1,752
SBA Communications, REIT  4,063 1,157
Simon Property Group, REIT  26,365 2,366
SL Green Realty, REIT  11,765 472
Terreno Realty, REIT  26,678 1,414
Ventas, REIT  44,555 1,790
Welltower, REIT  32,257 2,075
Total United States (Cost
$42,979
)
49,271

T. ROWE PRICE Global Real Estate Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 3.07% (1)(2) 1,977,987 1,978
Total Short-Term Investments (Cost $1,978) 1,978
Total Investments in Securities 99.3%
(Cost $75,799) $ 80,127
Other Assets Less Liabilities 0.7% 582
Net Assets 100.0% $ 80,709
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Seven-day yield
(2) Affiliated Companies
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ —# $ — $ 9+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 65  ¤  ¤ $ 1,978^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $9 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,978.

T. ROWE PRICE Global Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Global Real Estate Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Global Real Estate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Real Estate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F173-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 49,271 $ 28,878 $ — $ 78,149
Short-Term Investments 1,978 — — 1,978
Total $ 51,249 $ 28,878 $ — $ 80,127